Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 344,000
Previously Paid Amount	0.00
Total Fee Amount	47.51
Total Offset Amount	0.00
Net Fee	47.51
Narrative - Max Aggregate Offering Price	$ 344,000
Final Prospectus	true